SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital	$ 584,808	$ 624,261
Accumulated deficit	(520,263)	(262,961)
Green Convertible Notes | Convertible debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Convertible debt	191,300	$ 145,800
Accounting Standards Update 2020-06 | Green Convertible Notes | Convertible debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Convertible debt	42,100
Additional paid-in capital	52,200
Cumulative effect, period of adoption, adjustment | Accounting Standards Update 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Convertible debt	42,100
Cumulative effect, period of adoption, adjustment | Accounting Standards Update 2020-06 | Green Convertible Notes | Convertible debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ 10,100